CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Capital Securities	$ 3,055	$ 3,075
Current	61	75
Non-current	$ 2,994	$ 3,000
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate		6.375%
Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Capital Securities	$ 580	$ 574
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Capital Securities	$ 550	546
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 534	530
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Capital Securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Capital Securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	842,534
Cumulative dividend rate	5.25%
Capital Securities	$ 21	23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	556,746
Cumulative dividend rate	5.75%
Capital Securities	$ 10	13
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	790,982
Cumulative dividend rate	5.00%
Capital Securities	$ 15	18
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	594,994
Cumulative dividend rate	5.20%
Capital Securities	$ 11	18
BSREP II RH B LLC (“Manufactured Housing”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Capital Securities	$ 249	249
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Capital Securities	$ 142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Capital Securities	$ 40	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities	$ 903	$ 922